                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07560

Morgan Stanley Quality Municipal Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

Item 1. Report to Stockholders

Morgan Stanley Quality Municipal Securities

Letter to the Shareholders ▪ April 30, 2003

Dear Shareholder:

During the six-month period ended April 30, 2003, U.S. economic growth was positive but disappointing. The pattern of the recovery remained uneven with many indicators fluctuating between strength and weakness. The military conflict in Iraq and the ongoing war against terrorism cast a shadow over the economy and the financial markets. The sluggish economy and uncertain geopolitical outlook generally favored bonds and led to lower interest rates throughout the period.

Consumer spending was the best-performing sector of the economy last year. Mortgage refinancing and low auto loan rates helped keep Americans buying. By year-end a growing apprehension about war began to dominate investor sentiment and consumer confidence waned. The most noticeable impact of the evolving war risk was a spike in oil prices that had a dampening effect similar to a tax increase. Confidence was also shaken when unemployment reached an eight-year high. To guard against further downside risks, the Federal Reserve Board lowered the federal funds rate from 1.75 to 1.25 percent in early November. This marked the first change by the central bank in almost a year. Early in 2003, the Bush administration proposed several tax relief measures to bolster the economy. Uncertainty prior to the invasion of Iraq slowed economic activity in March. However, resolution of the conflict prompted the financial markets again to focus on the economic outlook.

Municipal Market Conditions

The yield on the 30-year insured municipal bond index continued to trend lower over the six-month period ended April 30, 2003. The yield declined from a high of 5.10 percent in November 2002 to a low of 4.70 percent in April. Throughout the period, the municipal yield curve was at or near its steepest level in 25 years. The pickup along the yield curve for extending maturities from one to 30 years was 350 basis points on April 30, 2003.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used to gauge the relative value of municipals. In October 2002 the ratio of 30-year insured municipal bond yields to 30-year Treasuries moved above 100 percent, remaining there through the first quarter of 2003. In April the ratio fell to 99 percent as the Treasury flight-to-quality rally subsided. This still-high ratio indicated that municipals were relatively cheaper than Treasuries.

The President's tax proposals, which included elimination of taxation on dividend income and acceleration of a reduction in tax brackets, affected the municipal market. The tax-exempt bond market reacted to potential tax-reform risk by adjusting the relationship of tax-exempt issues to taxables.

Long-term municipal volume, as reported in The Bond Buyer, increased to a record $357 billion in 2002 as state and local governments took advantage of lower interest rates to meet cash flow needs and refinance outstanding debt. In the first four months of 2003, new-issue volume reached a record

Morgan Stanley Quality Municipal Securities

Letter to the Shareholders ▪ April 30, 2003 continued

$113 billion, 21 percent above last year's level. We expect this pace to continue throughout the year as budgetary problems force states and municipalities to borrow. California's share of national volume increased to 19 percent. New York, Florida, Texas and New Jersey, the next largest states in terms of issuance, represented an additional 28 percent of the national total.

Performance

The net asset value (NAV) of Morgan Stanley Quality Municipal Securities (IQM) increased from $15.42 to $15.75 per share for the six months ended April 30, 2003. Based on this change plus the reinvestment of tax-free dividends totaling $0.435 per share the Trust's total NAV return was 5.40 percent. IQM's price on the New York Stock Exchange (NYSE) increased from $13.75 to $14.10 per share during the same period. Based on this change plus the reinvestment of tax-free dividends, IQM's total market value return was 5.82 percent. On April 30, 2003, IQM's market price was at a 10.48 percent discount to its NAV.

Monthly dividends for the second quarter of 2003 declared in March were unchanged at $0.0725 per share. The dividend reflects the level of the Trust's undistributed net investment income and projected earnings. The Trust's level of undistributed net investment income was $0.164 per share on April 30, 2003, versus $0.168 per share six months earlier. Past performance is no guarantee of future results.

Portfolio Structure

The Trust's total net assets of $345 million, including outstanding Auction Rate Preferred Shares (ARPS), were diversified among 12 long-term sectors and 64 credits. Issues in four essential service sectors: general obligation, water and sewer, municipal electric and transportation accounted for 50 percent of the long-term portfolio. The five states with the largest holdings – Illinois, Texas, Missouri, Wisconsin and Virginia – collectively represented 37 percent of total investment.

Importantly, the Trust has avoided bonds secured by tobacco settlement payments. Many states have issued bonds backed by their entitlement to revenues from the Master Settlement Agreement with tobacco companies. A class action judgment against Philip Morris, a major participant in the agreement, has created uncertainty about the company's ability to meet its obligations.

At the end of April the portfolio's average maturity was 16 years. IQM's duration, a measure of sensitivity to interest rate changes, was 6.6 years. The accompanying charts provide current information on the portfolio's credit ratings, maturity distribution and sector concentrations. Optional redemption provisions by year of the call and respective cost (book) yields are also charted.

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust

Morgan Stanley Quality Municipal Securities

Letter to the Shareholders ▪ April 30, 2003 continued

may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions. During the six-month period ended April 30, 2003 the Trust purchased and retired 174,600 shares of common stock at a weighted average market discount of 10.85 percent.

The Impact of Leveraging

As discussed in previous reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding ARPS. ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to two years. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

Current earnings continued to benefit from lower short-term borrowing costs of ARPS. During the six-month period, ARPS leverage contributed approximately $0.08 per share to common share earnings. IQM has five ARPS series totaling $97 million and representing 28 percent of total net assets. Three series are currently two-year auctions maturing in January 2004, July 2004 and January 2005, yielding 2.43, 2.02 and 1.59 percent, respectively. The yield on IQM's weekly ARPS series ranged between 0.85 and 1.70 percent.

We appreciate your ongoing support of Morgan Stanley Quality Municipal Securities and look forward to continuing to serve your investment needs.

Very truly yours,

Charles A. Fiumefreddo Chairman of the Board	Mitchell M. Merin President

Morgan Stanley Quality Municipal Securities

Letter to the Shareholders ▪ April 30, 2003 continued

Morgan Stanley Quality Municipal Securities

Letter to the Shareholders ▪ April 30, 2003 continued

Morgan Stanley Quality Municipal Securities

Letter to the Shareholders ▪ April 30, 2003 continued

Geographic Summary of Investments
Based on Market Value as a Percent of Total Investments

Alaska	1.5%
Arizona	3.4
California	4.9
Colorado	1.8
Connecticut	1.8
Florida	3.2
Georgia	1.6
Hawaii	4.0
Idaho	0.9%
Illinois	8.5
Kentucky	2.1
Maine	0.6
Maryland	5.8
Massachusetts	5.8
Michigan	1.5
Minnesota	0.8
Missouri	7.4%
Nevada	1.3
New York	4.2
North Carolina	1.5
Ohio	1.6
Pennsylvania	2.0
South Carolina	4.1
Tennessee	1.5
Texas	7.9%
Utah	0.8
Virginia	6.5
Washington	4.5
West Virginia	1.5
Wisconsin	7.0

Total	100.0%

Morgan Stanley Quality Municipal Securities

Portfolio of Investments ▪ April 30, 2003 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (131.1%)
	General Obligation (9.5%)
$3,000	California, Various Purpose dtd 05/01/03 (WI)	5.00%		02/01/32	$2,959,230
2,000	Connecticut, 2002 Ser B	5.50		06/15/20	2,214,480
3,000	Florida Board of Education, Capital Outlay Refg 2002 Ser C (MBIA)	5.00		06/01/19	3,208,320
3,000	De Kalb County, Georgia, Refg 1993	5.25		01/01/20	3,129,000
4,020	Chicago, Illinois, Ser 2000 A (FGIC)	6.125		01/01/21	4,638,919
	Pennsylvania,
1,000	RITES PA – 1112 A (MBIA)	8.402	‡	01/01/18	1,150,660
1,000	RITES PA – 1112 B (MBIA)	8.402	‡	01/01/19	1,135,800
5,000	Metropolitan Government of Nashville & Davidson County, Tennessee, Refg Ser 1997	5.125		05/15/25	5,148,150
22,020					23,584,559
	Educational Facilities Revenue (9.0%)
	Illinois Educational Facilities Authority,
4,695	Illinois Wesleyan University Ser 1993	5.70		09/01/23	4,804,112
4,955	Northwestern University Refg Ser 1993	5.375		12/01/21	5,155,777
	Massachusetts Health & Educational Facilities Authority,
10,000	Boston College Ser K	5.25		06/01/18	10,229,600
2,100	Wentworth Institute of Technology Ser B (Connie Lee)	5.50		10/01/23	2,174,235
21,750					22,363,724
	Electric Revenue (14.0%)
3,890	Salt River Project Agricultural Improvement & Power District, Arizona, 2002 Ser B	5.00		01/01/22	4,071,974
5,000	California Department of Water Resources, Power Supply 2002 Ser A (XLCA)	5.375		05/01/17	5,526,500
2,000	Orlando Utilities Commission, Florida, Ser 2001 A	5.25		10/01/19	2,172,040
5,000	Southern Minnesota Municipal Power Agency, Ser 2002 A (Ambac)	0.00		01/01/18	2,631,450
2,000	North Carolina Municipal Power Agency #1, Catawba Ser 1993 (MBIA)	5.25		01/01/20	2,147,260
2,500	Intermountain Power Agency, Utah, 2003 Ser A (FSA)	5.00		07/01/21	2,615,500
5,000	Chelan County Public Utility District #1, Washington, Hydro Refg Ser 1993 G	5.375		06/01/18	5,091,950
10,000	Snohomish County Public Utility District #1, Washington, Ser 1993 B (AMT)	5.80		01/01/24	10,421,600
35,390					34,678,274

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Hospital Revenue (15.1%)
$6,000	Colorado Health Facilities Authority, Catholic Health Initiatives Ser 2001 A	5.25%	09/01/24	$6,117,180
2,000	Maine Health & Higher Educational Facilities Authority, Ser 1993 D (FSA)	5.50	07/01/18	2,109,660
2,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Ser 2001	5.25	07/01/34	2,026,900
10,000	Missouri Health & Educational Facilities Authority, Barnes-Jewish/Christian Health Ser 1993 A	5.25	05/15/14	10,947,700
5,000	Cuyahoga County, Ohio, Cleveland Clinic Ser 2003 A	6.00	01/01/32	5,308,350
10,000	Fairfax County Industrial Development Authority, Virginia, Inova Health Refg Ser 1993 A	5.25	08/15/19	10,992,700
35,000				37,502,490
	Industrial Development/Pollution Control Revenue (16.6%)
10,000	Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc Ser 1993 (AMT) (MBIA)	5.45	11/01/23	10,175,800
4,000	Calvert County, Maryland, Baltimore Gas & Electric Co Refg Ser 1993	5.55	07/15/14	4,145,320
	Brazos River Authority, Texas,
4,000	Houston Lighting & Power Co Ser 1993 (MBIA)	5.60	12/01/17	4,170,480
2,000	TXU Electric Co Ser 1999 C (AMT)	7.70	04/01/32	2,083,300
5,000	Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B (AMT)	5.75	05/01/30	4,872,300
5,000	Marshall County, West Virginia, Ohio Power Co Ser B (MBIA)	5.45	07/01/14	5,217,500
10,000	Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993	6.90	02/01/13	10,417,700
40,000				41,082,400
	Mortgage Revenue – Multi-Family (6.9%)
3,495	Illinois Housing Development Authority, 1993 Ser A	5.90	07/01/12	3,547,984
13,310	Wisconsin Housing & Economic Development Authority, 1993 Ser	5.55	11/01/15	13,641,020
16,805				17,189,004
	Mortgage Revenue – Single Family (6.5%)
5,000	Alaska Housing Finance Corporation, 1997 Ser A (MBIA)	6.00	06/01/27	5,127,550
3,830	Connecticut Housing Finance Authority, 1993 SubSer F-1	5.60	05/15/11	3,911,349
7,000	Kentucky Housing Corporation, Federally Insured/Gtd Loans 1993 Ser B	5.40	07/01/14	7,192,570
15,830				16,231,469

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Public Facilities Revenue (3.6%)
	Arizona School Facilities Board,
$2,000	School Impr Ser 2003A COPs (MBIA)	5.25%		09/01/17	$2,204,960
1,500	School Impr Ser 2002	5.25		07/01/20	1,622,310
5,000	California Public Works Board, Correctional 1993 Ser D COPs	5.375		06/01/18	5,090,950
8,500					8,918,220
	Recreational Facilities Revenue (5.9%)
8,480	Metropolitan Pier & Exposition Authority, Illinois, McCormick Place Ser 2002 A (MBIA)	0.00	††	06/15/26	4,361,094
10,000	Regional Convention & Sports Complex Authority, Missouri, Refg Ser A 1993	5.60		08/15/17	10,234,400
18,480					14,595,494
	Resource Recovery Revenue (1.3%)
3,000	Northeast Maryland Waste Disposal Authority, Montgomery County Ser 2003	5.50		04/01/16	3,295,740
	Transportation Facilities Revenue (21.3%)
	Arizona Transportation Board,
1,500	Ser 2002 B	5.25		07/01/21	1,610,475
1,000	Ser 2003 (WI)	5.00		07/01/21	1,054,580
1,000	Ser 2003 (WI)	5.00		07/01/22	1,048,710
5,000	Miami-Dade County, Florida, Miami Int'l Airport Ser 2000 A (AMT) (FGIC)	6.00		10/01/24	5,656,400
2,000	Georgia State Road & Tollway Authority, Ser 2001	5.375		03/01/17	2,223,340
3,000	Hawaii, Airports Refg Ser 2000 B (AMT) (FGIC)	6.625		07/01/18	3,539,880
3,000	Chicago, Illinois, O'Hare Int'l Airport Passenger Fee Ser 2001 A (AMT) (Ambac)	5.375		01/01/32	3,080,040
3,000	Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA)	5.50		01/01/15	3,464,670
3,000	Massachusetts Bay Transportation Authority, Senior Sales Tax 2002 Ser A	5.25		07/01/21	3,202,170
5,000	Wayne County, Michigan, Detroit Metro Wayne County Airport Sub Lien Ser 1993 C (MBIA)	5.25		12/01/13	5,202,900
4,000	Missouri Highways & Transportation Commission, Ser A 2001	5.125		02/01/18	4,308,480
	Triborough Bridge & Tunnel Authority, New York,
3,000	Refg Ser 2002 B	5.25		11/15/19	3,247,950
3,000	Ser 2001 A	5.00		01/01/32	3,052,590

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$8,000	South Carolina Transportation Infrastructure Bank, Ser 1999 A (Ambac)	5.50%	10/01/16	$9,005,680
3,000	Texas Turnpike Authority, Central Texas First Tier Ser 2002 A (Ambac)	5.50	08/15/39	3,198,330
48,500				52,896,195
	Water & Sewer Revenue (21.4%)
3,000	Los Angeles County Sanitation Districts Financing Authority, California, 1993 Ser A	5.25	10/01/19	3,106,050
4,000	Massachusetts Water Resources Authority, 1993 Ser C	5.25	12/01/20	4,285,320
4,000	Truckee Meadows Water Authority, Nevada, Ser 2001 A (FSA)	5.50	07/01/19	4,373,560
	New York City Municipal Water Finance Authority, New York,
2,500	2003 Ser D	5.25	06/15/15	2,765,025
5,000	1994 Ser B	5.50	06/15/19	5,249,900
2,000	Winston-Salem, North Carolina, Water & Sewer Refg Ser 2001	5.125	06/01/28	2,272,480
2,000	Philadelphia, Pennsylvania, Water & Wastewater Ser 1993 (FSA)	5.50	06/15/14	2,050,920
4,565	Grand Strand Water & Sewer Authority, South Carolina, Refg Ser 2002 (FSA)	5.375	06/01/19	4,998,995
	Houston, Texas,
2,500	Water & Sewer Jr Lien Ser 2002 B (Ambac)	5.75	12/01/15	2,890,700
5,000	Water & Sewer Jr Lien Refg Ser 2001 A (FSA)	5.50	12/01/16	5,578,800
4,000	Tarrant County Regional Water District, Texas, Refg & Impr Ser 2002 (FSA)	5.25	03/01/17	4,389,440
4,000	Norfolk, Virginia, Water Ser 1993 (Ambac)	5.375	11/01/23	4,151,760
	Prince William County Service Authority, Virginia,
4,635	Water & Sewer Refg Ser 2003	5.00	07/01/19	5,008,210
2,000	Water & Sewer Refg Ser 2003	5.00	07/01/21	2,127,560
49,200				53,248,720
314,475	Total Tax-Exempt Municipal Bonds (Cost $309,011,363)			325,586,289

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Short-Term Tax-Exempt Municipal Obligations (6.8%)
$3,200	Idaho Health Facilities Authority, St Lukes Regional Medical Center Ser 2000 (FSA) (Demand 05/01/03)	1.28*	%	07/01/30	$3,200,000
10,000	Northeast Maryland Waste Disposal Authority, Montgomery County Ser 1993 A (AMT) (Redeemable 07/01/03)	6.30		07/01/16	10,284,900
835	University of North Hospital at Chapel Hill, North Carolina, Ser 2001 A (Demand 05/01/03)	1.28	*	02/15/31	835,000
2,500	Philadelphia Industrial Development Authority, Pennsylvania, The Fox Chase Cancer Center Ser 1997 (Demand 05/01/03)	1.35	*	07/01/25	2,500,000
16,535	Total Short-Term Tax-Exempt Municipal Obligations (Cost $16,717,517)				16,819,900
$331,010	Total Investments (Cost $325,728,880) (a) (b)			137.9%	342,406,189
	Other Assets in Excess of Liabilities			1.2	3,081,581
	Preferred Shares of Beneficial Interest			(39.1)	(97,120,372)
	Net Assets Applicable to Common Shareholders			100.0%	$248,367,398

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.
AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
RITES	Residual Interest Tax-Exempt Securities.
WI	Security purchased on a when-issued basis.
‡	Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related short-term security fluctuates.
††	Currently a zero coupon security; will convert to 5.75% on June 15, 2017.
*	Current coupon of variable rate demand obligation.
(a)	Securities have been designated as collateral in an amount equal to $5,034,627 in connection with the purchase of when-issued securities.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $16,821,997 and the aggregate gross unrealized depreciation is $144,688, resulting in net unrealized appreciation of $16,677,309.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
Connie Lee	Connie Lee Insurance company — a wholly owned subsidiary of Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

Geographic Summary of Investments
Based on Market Value as a Percent of Net Assets Applicable to Common Shareholders

Alaska	2.1%
Arizona	4.7
California	6.7
Colorado	2.5
Connecticut	2.5
Florida	4.4
Georgia	2.2
Hawaii	5.5
Idaho	1.3%
Illinois	11.7
Kentucky	2.9
Maine	0.8
Maryland	8.0
Massachusetts	8.0
Michigan	2.1
Minnesota	1.0
Missouri	10.3%
Nevada	1.8
New York	5.8
North Carolina	2.1
Ohio	2.1
Pennsylvania	2.7
South Carolina	5.6
Tennessee	2.1
Texas	10.9%
Utah	1.1
Virginia	9.0
Washington	6.2
West Virginia	2.1
Wisconsin	9.7
Total	137.9%

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities

Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Investments in securities, at value (cost $325,728,880)	$342,406,189
Cash	2,197,562
Receivable for:
Interest	5,619,368
Investment sold	154,472
Prepaid expenses	408,509
Total Assets	350,786,100
Liabilities:
Payable for:
Investments purchased	5,034,627
Investment management fee	108,890
Common shares of beneficial interest repurchased	62,054
Accrued expenses	92,759
Total Liabilities	5,298,330
Preferred shares of beneficial interest, (at liquidation value) (1,000,000 shares authorized of non-participating $.01 par value, 1,940 shares outstanding)	97,120,372
Net Assets Applicable to Common Shareholders	$248,367,398
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares authorized of $.01 par value, 15,767,458 shares outstanding)	$231,667,307
Net unrealized appreciation	16,677,309
Accumulated undistributed net investment income	2,585,759
Accumulated net realized loss	(2,562,977)
Net Assets Applicable to Common Shareholders	$248,367,398
Net Asset Value Per Common Share ($248,367,398 divided by 15,767,458 common shares outstanding)	$15.75

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities

Financial Statements continued

Statement of Operations

For six months ended April 30, 2003 (unaudited)

Net Investment Income:
Interest Income	$8,628,688
Expenses
Investment management fee	596,800
Auction commission fees	196,182
Transfer agent fees and expenses	41,371
Professional fees	31,640
Auction agent fees	19,732
Shareholder reports and notices	14,954
Trustees' fees and expenses	10,549
Registration fees	8,890
Custodian fees	8,746
Other	23,182
Total Expenses	952,046
Less: expense offset	(8,705)
Net Expenses	943,341
Net Investment Income	7,685,347
Net Realized and Unrealized Gain:
Net realized gain	1,098,321
Net change in unrealized appreciation	3,994,699
Net Gain	5,093,020
Dividends to preferred shareholders from net investment income	(865,885)
Net Increase	$11,912,482

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2003	FOR THE YEAR ENDED OCTOBER 31, 2002
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$7,685,347	$15,951,297
Net realized gain	1,098,321	2,404,961
Net change in unrealized appreciation	3,994,699	(125,801)
Dividends to preferred shareholders from net investment income	(865,885)	(2,114,359)
Net Increase	11,912,482	16,116,098
Dividends to common shareholders from net investment income	(6,906,224)	(13,190,837)
Decrease from transactions in common shares of beneficial interest	(2,416,569)	(6,490,076)
Net Increase (Decrease)	2,589,689	(3,564,815)
Net Assets Applicable to Common Shareholders:
Beginning of period	245,777,709	249,342,524
End of Period (Including accumulated undistributed net investment income of $2,585,759 and $2,672,521, respectively)	$248,367,398	$245,777,709

See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities

Notes to Financial Statements ▪ April 30, 2003 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Quality Municipal Securities (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 3, 1993 and commenced operations on September 29, 1993.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Quality Municipal Securities

Notes to Financial Statements ▪ April 30, 2003 (unaudited) continued

D.   Federal Income Tax Policy — It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Trust pays a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets including preferred shares.

3.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2003 aggregated $45,302,980 and $38,989,761, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 2003, the Trust had transfer agent fees and expenses payable of approximately $3,800.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2003 included in Trustees'

Morgan Stanley Quality Municipal Securities

Notes to Financial Statements ▪ April 30, 2003 (unaudited) continued

fees and expenses in the Statement of Operations amounted to $2,912. At April 30, 2003, the Trust had an accrued pension liability of $46,431 which is included in accrued expenses in the Statement of Assets and Liabilities.

4.   Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 5, Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

SERIES	SHARES*	AMOUNT IN THOUSANDS*	RATE*	RESET DATE	RANGE OF DIVIDEND RATES**
1	340	$17,000	1.59%	01/04/05	1.09%
2	300	15,000	1.25	05/07/03	0.85— 1.67
3	300	15,000	1.20	05/01/03	0.90— 1.70
4	600	30,000	2.43	01/06/04	2.43
5	400	20,000	2.02	07/13/04	2.02

*	As of April 30, 2003.
**	For the six months ended April 30, 2003.

Subsequent to April 30, 2003 and up through June 6, 2003, the Trust paid dividends to Series 1 through 5 at rates ranging from 1.00% to 2.43%, in the aggregate amount of $268,740.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

Morgan Stanley Quality Municipal Securities

Notes to Financial Statements ▪ April 30, 2003 (unaudited) continued

5.   Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	SHARES	PAR VALUE	CAPITAL PAID IN EXCESS OF PAR VALUE

Balance, October 31, 2001	16,413,358	$164,134	$245,316,037
Treasury shares purchased and retired (weighted average discount 8.86%)*	(471,300)	(4,713)	(6,485,363)
Reclassification due to permanent book/tax differences	—	—	(4,906,219)
Balance, October 31, 2002	15,942,058	159,421	233,924,455
Treasury shares purchased and retired (weighted average discount 10.85%)*	(174,600)	(1,746)	(2,414,823)
Balance, April 30, 2003	15,767,458	$157,675	$231,509,632

*	The Trustees have voted to retire the shares purchased.

6.   Federal Income Tax Status

At October 31, 2002, the Trust had a net capital loss carryover of approximately $3,661,000, which may be used to offset future capital gains to the extent provided by regulations, which will be available through October 31 of the following years:

AMOUNT IN THOUSANDS
2003	2004	2005
$2,809	$716	$136

As of October 31, 2002, the Trust had temporary book/tax differences attributable to book amortization of discount on debt securities and dividend payable to preferred shareholders.

7.   Dividends to Common Shareholders

On March 25, 2003, the Trust declared the following dividends from net investment income:

AMOUNT PER SHARE	RECORD DATE	PAYABLE DATE
$0.0725	May 9, 2003	May 23, 2003
$0.0725	June 6, 2003	June 20, 2003

8.   Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

Morgan Stanley Quality Municipal Securities

Notes to Financial Statements ▪ April 30, 2003 (unaudited) continued

9.   Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At April 30, 2003, the Trust held positions in residual interest bonds having a total value of $2,286,460, which represents 0.9% of the Trust's net assets applicable to common shareholders.

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities.

At April 30, 2003, the Trust had no outstanding futures contracts.

Morgan Stanley Quality Municipal Securities

Financial Highlights

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED APRIL 30, 2003		FOR THE YEAR ENDED OCTOBER 31,
			2002		2001		2000		1999		1998
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$15.42		$15.19		$14.28		$13.45		$14.99		$14.31
Income (loss) from investment operations:
Net investment income*	0.48		0.99		0.99		0.97		0.95		0.95
Net realized and unrealized gain (loss)	0.32		0.15		0.83		0.81		(1.57)		0.64
Common share equivalent of dividends paid to preferred shareholders*	(0.05)		(0.13)		(0.20)		(0.22)		(0.18)		(0.19)
Total income (loss) from investment operations	0.75		1.01		1.62		1.56		(0.80)		1.40
Less dividends from net investment income	(0.44)		(0.82)		(0.75)		(0.81)		(0.78)		(0.75)
Anti-dilutive effect of acquiring treasury shares*	0.02		0.04		0.04		0.08		0.04		0.03
Net asset value, end of period	$15.75		$15.42		$15.19		$14.28		$13.45		$14.99
Market value, end of period	$14.10		$13.75		$13.62		$12.125		$12.063		$13.938
Total Return†	5.82	% (1)	7.09%		18.82%		7.40%		(8.22)%		18.04%
Ratios to Average Net Assets of Common Shareholders:
Total expenses (before expense offset)	0.78	% (2)(3)	0.76	% (3)	0.74	% (3)	0.77	% (3)	0.73	%(3)	0.72	% (3)
Net investment income before preferred stock dividends	6.29	% (2)	6.52%		6.65%		7.09%		6.52%		6.46%
Preferred stock dividends	0.71	% (2)	0.86%		1.34%		1.62%		1.24%		1.29%
Net investment income available to common shareholders	5.58	% (2)	5.66%		5.31%		5.47%		5.28%		5.17%
Supplemental Data:
Net assets applicable to common shareholders, end of period, in thousands	$248,367		$245,778		$249,343		$240,822		$238,375		$274,027
Asset coverage on preferred shares at end of period	356%		353%		356%		348%		345%		382%
Portfolio turnover rate	12	% (1)	18%		16%		5%		10%		3%

*	The per share amounts were computed using an average number of common shares outstanding during the period.
†	Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of expense offset of 0.01%.

See Notes to Financial Statements

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Item 9 - Controls and Procedures

  The Trust's chief executive officer and chief financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to siginficant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Securities

Ronald E. Robison
Principal Executive Officer
June 20, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
June 20, 2003

Francis Smith
Principal Financial Officer
June 20, 2003

                                        2

                                                                      EXHIBIT B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

       1.     I have reviewed this report on Form N-CSR of Morgan Stanley
              Quality Municipal Securities;

       2.     Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the
              circumstances under which such statements were made, not
              misleading with respect to the period covered by this report;

       3.     Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of
              operations, changes in net assets, and cash flows (if the
              financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

       4.     The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and
              procedures (as defined in Rule 30a-2(c) under the Investment
              Company Act of 1940) for the registrant and have:

       a)     designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

       b)     evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

                                       3

       c)     presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

       5.     The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

       a)     all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

       b)     any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

       6.     The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

       Date: June 20, 2003

                                                Ronald E. Robison

                                                Principal Executive Officer

                                       4

                                                                      EXHIBIT B2

                    CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

       1.     I have reviewed this report on Form N-CSR of Morgan Stanley
              Quality Municipal Securities;

       2.     Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the
              circumstances under which such statements were made, not
              misleading with respect to the period covered by this report;

       3.     Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of
              operations, changes in net assets, and cash flows (if the
              financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

       4.     The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and
              procedures (as defined in Rule 30a-2(c) under the Investment
              Company Act of 1940) for the registrant and have:

       (i)    designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

       (ii)   evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

       (iii)  presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

       5.     The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       5

       a)     all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

       b)     any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

       6.     The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

       Date: June 20, 2003

                                           Francis Smith

                                           Principal Financial Officer

                                       6

                              SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Quality Municipal Securities

       In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.     The Report fully complies with the requirements of Section 13(a) or 15(d)
       of the Securities Exchange Act of 1934; and

2.     The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the
       Issuer.

Date: June 20, 2003                        Ronald E. Robison
                                           Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Quality Municipal Securities and will be retained by
Morgan Stanley Quality Municipal Securities and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       7

                             SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Quality Municipal Securities

       In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.     The Report fully complies with the requirements of Section 13(a) or 15(d)
       of the Securities Exchange Act of 1934; and

2.     The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the
       Issuer.

Date: June 20, 2003                         Francis Smith
                                            Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Quality Municipal Securities and will be retained by
Morgan Stanley Quality Municipal Securities and furnished to the Securities and
Exchange Commission or its staff upon request.

                                        8